SEI INSTITUTIONAL INVESTMENTS TRUST

World Equity Ex-US Fund
Screened World Equity Ex-US Fund

Supplement Dated January 14, 2011
to the Class A Shares Prospectus Dated September 30, 2010

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the World Equity Ex-US and Screened World Equity Ex-US Funds.

Change in Sub-Adviser for the World Equity Ex-US Fund

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the World Equity Ex-US Fund, the text relating to Principal Global Investors, LLC is hereby deleted.

In addition, in the sub-section entitled "World Equity Ex-US Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Principal Global Investors, LLC is hereby deleted.

There no other changes in the portfolio management of the World Equity Ex-US Fund.

Change in Sub-Advisers for the Screened World Equity Ex-US Fund

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Screened World Equity Ex-US Fund, the text relating to Principal Global Investors, LLC is hereby deleted.

In addition, in the sub-section entitled "Screened World Equity Ex-US Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Principal Global Investors, LLC is hereby deleted.

There no other changes in the portfolio management of the Screened World Equity Ex-US Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-714 (1/11)

SEI INSTITUTIONAL INVESTMENTS TRUST

World Equity Ex-US Fund
Screened World Equity Ex-US Fund

Supplement Dated January 14, 2011
to the Statement of Additional Information ("SAI") Dated September 30, 2010

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the World Equity Ex-US and Screened World Equity Ex-US Funds.

Change in Sub-Adviser for the World Equity Ex-US and Screened World Equity Ex-US Funds

In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the paragraph relating to Principal Global Investors, LLC is hereby deleted.

In addition, in the sub-section entitled "Portfolio Management," under the same section, the text relating to Principal Global Investors, LLC is hereby deleted.

There are no other changes in the portfolio management of the World Equity Ex-US and Screened World Equity Ex-US Funds.

PLEASE RETAIN THIS SUPPLENT FOR FUTURE REFERENCE

SEI-F-715 (1/11)